UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

MELLON FUNDS TRUST
200 Park Avenue
New York, NY 10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]
3. Investment Company Act File Number:811-09903
Securities Act File Number:333-34844
4(a). Last day of fiscal year for which this notice is filed:
August 31, 2004
4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
Mellon Balanced Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$205,713
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(1,612)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$(1,612)
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$204,101
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$ -0-
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$25.85
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$25.85
=============
Mellon Balanced Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$14,648,646
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(45,340,881)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$(40,465,794)
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$(85,806,675)
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(71,158,029)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-
=============
Mellon Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$7,631,217
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(8,341,659)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$(8,341,659)
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$(710,442)
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(710,442)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0
	“0” if no fee is due):	=========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$-0-

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0
========
Mellon Bond Fund – M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$118,736,447
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(137,503,943)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$(118,605,676)
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$(256,109,619)
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(137,373,172)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$-0-

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00
=============
Mellon Emerging Markets Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$3,582,467
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$578,993
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$534,704
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$1,113,697
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$2,468,770
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$-0-
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$312.79
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$-0-

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$312.79
=============
Mellon Emerging Markets Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$420,530,979
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$69,024,287
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$69,024,287
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$351,506,692
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0- )
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$44,535.90
	“0” if no fee is due):	=========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$44,535.90
=============

Mellon Income Stock Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$114,862
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$555,022
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$555,022
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$-0-
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years – if Item	$(440,160)
		5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
		“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ -0-
=============
Mellon Income Stock Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$48,330,204
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$72,272,051
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$246,271,235
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$318,543,286
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$-0-
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(270,213,082)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$-0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$-0-

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$-0-
=============
Mellon Intermediate Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$259,974
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$185,886

	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$28,018
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$213,904
--------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item	$46,070
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0000809
--------------
3.73
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=========
“0” if no fee is due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 3.73
=============
Mellon Intermediate Bond Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$14,315,544
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$83,021,807
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------

that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$83,021,807
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$65,293,737
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$8,272.72
	“0” if no fee is due):	=========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$8,272.72 =============

Mellon International Fund – Investor Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$4,309,654
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$3,874,912
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$2,389,188
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$6,264,100
		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$1,954,446
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$-0-
	“0” if no fee is due):	===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$-0-
=============
Mellon International Fund – MPAM Funds
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$355,222,945
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$97,834,871
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$97,834,871
		--------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item	$257,388,074
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$ -0-
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$32,611.07
	“0” if no fee is due):	=========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D): +$ N/A
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$32,611.07 =============

Mellon Large-Cap Stock Fund – Investor Shares

5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$14,112,134
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$13,279,261
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$ -0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	v ---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$13,279,261
		--------------

(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item	$832,874
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$105.53
	“0” if no fee is due):	=========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$105.53
==========
Mellon Large-Cap Stock Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$187,580,070
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$228,844,318
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$123,103,637
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$351,947,955
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$(164,367,885)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$-0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$-0-
========
MELLON Massachusetts Intermediate Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$707,255
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$2,204,270
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$2,249,237
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$4,453,507
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(3,746,252)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0
	“0” if no fee is due):	===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0
=============
MELLON Massachusetts Intermediate Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$44,586,146
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$23,788,847
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$23,788,847
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$20,797,299
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$2,635.02
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$2,635.02
==============
MELLON Massachusetts Intermediate Municipal Bond Fund – Dreyfus Premier Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$7,098
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$300,252
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$496,226
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$796,478
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(789,380)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0
	“0” if no fee is due):	=========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$0

=============

Mellon Mid-Cap Stock Fund – Investor Shares 5. Calculation of registration fee:
(I)	Aggregate sale price of securities sold during the fiscal year	$6,900,282
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(10,367,338)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$(10,367,338)
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(3,467,056)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0.00
	“0” if no fee is due):	==========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
$N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00
========

MELLON Mid-Cap Stock Fund – Premier Shares

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$246,977
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$2,120,308
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$(1,873,331)
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$N/A
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years – if Item	$(1,873,331)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0.00
		“0” if no fee is due):	===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00
=============
MELLON Mid-Cap Stock Fund – M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$160,125,411
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$189,805,996
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$(189,805,996)
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(29,680,585)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0.00
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00
==============
MELLON Money Market Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$309,725.76
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$107,759.48
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$107,759.48
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$201,966.28
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$25.89
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$25.89
=============
MELLON Money Market Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$893,105,191.39
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$810,361,313.34
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$810,361,313.34
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$82,743,878.05

	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$10,483.65
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$10,483.65
=============
MELLON National Municipal Money Market Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$4.25
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$-0-
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$-0-
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$4.25
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$-0-
	“0” if no fee is due):	==========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$-0-
=============
MELLON National Municipal Money Market Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$867,387,202.91
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$643,530,026.10
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$643,530,026.10
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$223,857,176.81
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$28,362.70
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$28,362.70
=============
MELLON National Intermediate Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$1,716,709
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$7,739,754
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$7,739,754
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(6,023,045)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0
========
MELLON National Intermediate Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$95,434,249
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$86,237,556
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$86,237,556
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$9,196,693
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$1,165.22
	“0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$1,165.22
=============
MELLON National Intermediate Municipal Bond Fund – Dreyfus Premier Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$208,983
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$1,382,966
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$1,382,966
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(1,173,983)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .00012670
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$0
	“0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0
=========
Mellon National Short-Term Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$191,315
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$130,394
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$130,394
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$60,921
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$( -0- )
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$7.72
	“0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$7.72
=============

Mellon National Short–Term Municipal Bond Fund – Class M

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the fiscal year	$107,822,156
		pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or repurchased during	$95,741,350
		the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
		any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$95,741,350
--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$12,080,806
		5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future years – if Item	$(-0-)
		5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001267
--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$1,530.64
		“0” if no fee is due):	============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$1,530.64
=============
Mellon Pennsylvania Intermediate Municipal Bond Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$450,664
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$700,100
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$700,100
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$ -0-
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(249,436)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ -0-
	“0” if no fee is due):	==========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$-0-
=============
Mellon Pennsylvania Intermediate Municipal Bond Fund – Class M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$46,112,200
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$115,052,210
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$126,148,945

	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$241,201,155
		-------------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$0
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(195,088,955)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
		--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$-0-
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$-0-
=============
Mellon Short-Term U.S. Government Securities – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$1,639,813
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(1,619,458)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$(2,278)
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$(1,621,736)

--------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item	$18,077
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years -- if Item	$0
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$2.29
	“0” if no fee is due):	===========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$2.29
=============
Mellon Short-Term U.S. Government Securities Fund – M Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$105,697,913
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$(65,962,515)
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$(65,962,515)
		--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$39,735,398
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)

	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$5,034.47
	“0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$ N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$5,034.47
=============
Mellon Small-Cap Stock Fund – Investor Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$666,905
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$1,315,084
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
	that were not previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$1,315,084
		--------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item	$(648,179)
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(648,179)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$ 0.00
	“0” if no fee is due):	==========

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$0.00

------------

Mellon Small Cap Stock Fund – MPAM Shares
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year	$206,754,973
	pursuant to section 24(f):	---------------

(ii)	Aggregate price of securities redeemed or repurchased during	$94,900,610
	the fiscal year:	---------------

(iii)	Aggregate price of securities redeemed or repurchased during	$-0-
	any PRIOR fiscal year ending no earlier than October 11, 1995	---------------
that were not previously used to reduce registration fees payable to the Commission:

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$94,900,610
--------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item	$111,854,363
	5(iv) from Item 5(i)]:	---------------

(vi)	Redemption credits available for use in future years – if Item	$(-0-)
	5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	---------------

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001267
--------------

(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter	=$14,171.95
	“0” if no fee is due):	=============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See
Instruction D):
+$N/A

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$14,171.95
=============
TOTAL FOR ALL: =$149,287.14
==============
9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:
Method of Delivery:

[X] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

/s/ Jeff Prusnofsky

Jeff Prusnofsky, Secretary

Date:

* Please print the name and title of the signing officer below the signature.